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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ J. SITLANI           San Diego, California      08/12/11
   --------------------------     ---------------------   -------------
           [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $ 6,338,092
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                               TITLE                  VALUE      SHARES/    SH/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER           OF CLASS      CUSIP    (X$1000)    PRN AMT    PRN   CALL   DSCRETN  MANAGERS    SOLE     SHARED NONE
------------------------- --------------- --------- ---------- ----------- ----- ------ --------- -------- ----------- ------ ----
Baxter International Inc.        COM      071813109 $  305,811   5,123,314  SH            SOLE               5,123,314
Unum Group                       COM      91529Y106 $  384,041  15,072,257  SH            SOLE              15,072,257
The Home Depot, Inc.             COM      437076102 $  377,931  10,434,325  SH            SOLE              10,434,325
The Home Depot, Inc.             COM      437076102 $   37,213   1,027,419  SH            OTHER              1,027,419
Harman International
 Industries Inc.                 COM      413086109 $  105,749   2,320,579  SH            SOLE               2,320,579
Wright Medical Group,
 Inc.                            COM      98235T107 $   28,805   1,920,300  SH            SOLE               1,920,300
Zimmer Holdings, Inc.            COM      98956P102 $  211,726   3,350,100  SH            SOLE               3,350,100
SPDR S&P 500 ETF Trust           COM      78462F103 $  342,488   2,595,195  SH            SOLE               2,595,195
Esterline Technologies
 Corp.                           COM      297425100 $   63,087     825,749  SH            SOLE                 825,749
Occidental Petroleum
 Corporation                     COM      674599105 $  689,549   6,627,731  SH            SOLE               6,627,731
PMC-Sierra, Inc.                 COM      69344F106 $   49,365   6,521,114  SH            SOLE               6,521,114
Ameriprise Financial,
 Inc.                            COM      03076C106 $   61,002   1,057,600  SH            SOLE               1,057,600
iShares Russell Midcap
 Value Index                     COM      464287473 $   34,179     715,800  SH            SOLE                 715,800
LyondellBasell
 Industries N.V.                 COM      N53745100 $  328,320   8,523,365  SH            SOLE               8,523,365
Intuit Inc.                      COM      461202103 $  576,984  11,125,805  SH            SOLE              11,125,805
CVS Caremark Corporation         COM      126650100 $  741,264  19,724,972  SH            SOLE              19,724,972
Assurant, Inc.                   COM      04621X108 $   46,724   1,288,214  SH            SOLE               1,288,214
McDermott International,
 Inc.                            COM      580037109 $   89,276   4,506,633  SH            SOLE               4,506,633
The Babcock & Wilcox
 Company                         COM      05615F102 $   90,312   3,259,179  SH            SOLE               3,259,179
MetLife, Inc.                    COM      59156R108 $  508,646  11,594,400  SH            SOLE              11,594,400
Ashland Inc.                     COM      044209104 $   57,526     890,226  SH            SOLE                 890,226
Plains Exploration &
 Production Company              COM      726505100 $  218,436   5,730,230  SH            SOLE               5,730,230
Applied Materials, Inc.          COM      038222105 $  141,813  10,900,300  SH            SOLE              10,900,300
Electronic Arts Inc.             COM      285512109 $  292,739  12,404,216  SH            SOLE              12,404,216
L-3 Communications
 Holdings, Inc.                  COM      502424104 $  555,106   6,347,694  SH            SOLE               6,347,694